Reynolds Funds, Inc.
                           Wood Island, Third Floor
                       80 East Sir Francis Drake Boulevard
                          Larkspur, California  94939



                                November 15, 1995


   Securities and Exchange Commission
   450 Fifth Street, N.W.
   Judiciary Plaza
   Washington, D.C.  20549
   Attention:     Mr. Frank Donaty

        Re:  Rule 24f-2 Notice for Reynolds Funds, Inc.
             File #33-21718

   Gentlemen:

             Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the undersigned submits the following Rule 24f-2 Notice:

             (1) This Rule 24f-2 Notice is filed for the Fiscal Year ended September 30, 1995.

             (2)-(3) No securities of the undersigned have ever been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2.

             (4)-(5) The amount of Common Stock, $0.01 par value, sold pursuant to Rule 24f-2 during the fiscal year ended
        September 30, 1995 for the Reynolds Blue Chip Growth Fund was $4,751,898, for the Reynolds Money Market Fund was $6,711,496, for the Reynolds Opportunity Fund was $3,063,971 and for the Reynolds U.S. Government Bond Fund was $300,059, based on the actual aggregate sales prices for such securities. The amount of Common Stock, $0.01 par value, redeemed during the fiscal year ended September 30, 1995 for the Reynolds Blue Chip Growth Fund was $7,360,639, for the Reynolds Money Market Fund was $6,160,428, for the Reynolds Opportunity Fund was $1,093,553 and for the Reynolds U.S.Government Bond Fund was $1,925,062 based on the actual redemption prices for such securities.

             Pursuant to Rule 24f-2(c) no filing fee is payable because the amount of Common Stock $0.01 par value redeemed during the fiscal year ended September 30, 1995 was not less than the amount sold
   ([$4,751,898 + $6,711,496 + $3,063,971 + $300,059] = $14,827,424 less
   [$7,360,639 + $6,160,428 + $1,093,553 + $1,925,062] = $16,539,682).
   Attached is the required opinion of Foley & Lardner.

             If you have any questions, please do not hesitate to call me.

                                      Very truly yours,


                                      Camille F. Wildes
                                      Secretary